Distributed Operations - Summary of Carrying Value of Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023 [1]	Oct. 03, 2023	Jan. 01, 2023 [1]	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Distributed Operations [line Items]
Cash and cash equivalents	$ 85,543	$ 122,293		$ 194,471	$ 194,471	$ 510,607
Receivables, prepaids and deposits	3,631	4,609		3,990
Property, plant and equipment	8,988	9,245		9,026
Exploration and evaluation assets	343,794	343,092		348,645
TOTAL ASSETS	1,131,223	1,055,026		1,016,548
Decommissioning provision	0	0		(478)
Other liabilities	(21)	(496)		(7,951)
TOTAL LIABILITIES	240,293	226,095		232,546
Net assets distributed upon separation	$ 1,131,223	$ 1,055,026		$ 1,016,548
Lithium Americas
Disclosure of Distributed Operations [line Items]
Cash and cash equivalents			$ 275,499
Receivables, prepaids and deposits			16,877
Property, plant and equipment			131,182
Exploration and evaluation assets			770
Investment in Green Technology Metals			3,590
Investment in Ascend Elements			8,582
TOTAL ASSETS			436,500
Accounts payable and accrued liabilities			(17,157)
Current portion of long-term liabilities			(808)
GM transaction derivative liability			(370)
Decommissioning provision			(601)
Other liabilities			(4,617)
TOTAL LIABILITIES			23,553
Net assets distributed upon separation			$ 412,947

[1]	The comparative information has been reclassified as discussed in Note 13 and Note 14.